Commercial Aerospace Industry Assets and Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Unbilled Contracts Receivable	$ 2,786	$ 2,318
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Guarantee Obligations Maximum Exposure	348	365
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Accounts, Notes, Loans and Financing Receivable, gross	7,222	6,143
Products Under Lease	939	537
Notes and leases receivable, total committed	497	566
Commercial Aerospace financing and other contractual commitments	14,400
Notes and leases receivable within one year	51
Notes and leases receivable within two years	24
Notes and leases receivable within three years	47
Notes and leases receivable within four years	79
Notes and leases receivable within five years	32
Notes and leases receivable after five years	264
Commercial aerospace financing commitments, total committed	2,358
Commercial aerospace financing commitments within one year	435
Commercial aerospace financing commitments within two years	521
Commercial aerospace financing commitments within three years	416
Commercial aerospace financing commitments within four years	354
Commercial aerospace financing commitments within five years	287
Commercial aerospace financing commitments after five years	345
Other commercial aerospace commitments, total committed	12,063
Other commercial aerospace commitments within one year	860
Other commercial aerospace commitments within two years	973
Other commercial aerospace commitments within three years	738
Other commercial aerospace commitments within four years	706
Other commercial aerospace commitments within five years	730
Other commercial aerospace commitments after five years	8,056
Collaboration partners' share, total committed	4,608
Collaboration partners' share within one year	386
Collaboration partners' share within two years	479
Collaboration partners' share within three years	322
Collaboration partners' share within four years	271
Collaboration partners' share within five years	250
Collaboration partners' share after five years	2,900
Total commercial commitments, total committed	9,813
Total commercial commitments within one year	909
Total commercial commitments within two years	1,015
Total commercial commitments within three years	832
Total commercial commitments within four years	789
Total commercial commitments within five years	767
Total commercial commitments after five years	5,501
Unbilled Contracts Receivable	1,169	1,091
Deferred Revenue	4,288	3,502
Notes and Leases Receivable Allowance	16	17
Allowance for Receivables and Other Financing Assets	157	200
Financing Commitments and Guarantees Reserve	36	47
Goodrich Corporation [Member]
Accounts Notes And Loans Receivable [Line Items]
Contractual Obligation	2,200
Contractual Obligation, Consumed in Current Year	213	$ 193
Contractual Obligation, Due in Next Fiscal Year	251
Contractual Obligation, Due in Second Year	248
Contractual Obligation, Due in Third Year	222
Contractual Obligation, Due in Fourth Year	149
Contractual Obligation, Due in Fifth Year	83
Contractual Obligation, Due after Fifth Year	$ 250